Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended			18 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020
Consolidated Statement of Operations
Revenue	$ 25,400	$ 0	$ 0	$ 44,288	$ 26,064	$ 0	$ 70,352
Cost of Revenue	19,824	0	0	35,402	22,936	0	58,338
Gross Profit	5,576	0	0	8,886	3,128	0	12,014
Selling, General & Administrative Expenses	12,565	955	2,371	64,166	11,128	1,868	75,294
Income / (loss) from operations	(6,989)	(955)	(2,371)	(55,280)	(8,000)	(1,868)	(63,280)
Income/(loss) before income taxes			(2,371)
Income tax benefit (expense)			0
Net Income/ (Loss)	$ (6,989)	$ (955)	$ (2,371)	$ (55,280)	$ (8,000)	$ (1,868)	$ (63,280)
Basic and diluted earnings per share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding	10,220,830	2,357,134	236,110	10,220,830	3,955,055	2,211,119